Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Tax rate	23.00%	23.00%	23.00%
Valuation allowance	$ 32,594	$ 31,552
Change in valuation allowance	$ 1,042	340	$ 9,595
Tax benefit rate	50.00%
United States [Member]
Income Taxes [Line Items]
Carry forward loss subject to limitation, description	carry forward loss is subject to the 382 limitation and has no expiration date.
Israel [Member]
Income Taxes [Line Items]
Tax rate	23.00%
Carry forward loss	$ 116,000	$ 99,000	$ 88,000
United States [Member]
Income Taxes [Line Items]
Tax rate	21.00%
California [Member]
Income Taxes [Line Items]
Carry forward loss	$ 4,000
State tax rate	8.84%
Texas [Member]
Income Taxes [Line Items]
State tax rate	0.75%
Japan [Member]
Income Taxes [Line Items]
Tax rate	36.00%
Germany [Member]
Income Taxes [Line Items]
Tax rate	30.00%
China [Member]
Income Taxes [Line Items]
Tax rate	5.00%